UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21073

Bragg Capital Trust
(Exact name of registrant as specified in charter)

1031 South Caldwell Street
Suite 200
Charlotte, NC  28203
 (Address of principal executive offices)(zip code)

1031 South Caldwell Street
Suite 200
Charlotte, NC  28203
 (Name and address of agent for service)

Registrant's telephone number, including area code: (704) 714-7711

Date of fiscal year end: May 31
Date of reporting period: August 31, 2015

Item 1.  Schedule of Investments

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 83.2%
	AEROSPACE/DEFENSE – 4.9%
8,000	General Dynamics Corp.	$1,136,240
6,600	United Technologies Corp.	604,626
		1,740,866
	APPAREL – 2.8%
14,000	VF Corp.	1,014,020

	BANKS – 4.4%
14,500	Bank of New York Mellon Corp.	577,100
9,000	JPMorgan Chase & Co.	576,900
6,000	State Street Corp.	431,520
		1,585,520
	BEVERAGES – 3.6%
10,000	Constellation Brands, Inc., Class A	1,280,000
2,880	Crimson Wine Group Ltd.*	26,496
		1,306,496
	BUILDING MATERIALS – 0.9%
6,380	Fortune Brands Home & Security, Inc.	305,283

	CHEMICALS – 2.3%
9,500	LyondellBasell Industries NV, Class A	811,110

	COMPUTERS – 2.8%
3,500	International Business Machines Corp.	517,615
15,000	NetApp, Inc.	479,400
		997,015
	COSMETICS/PERSONAL CARE – 1.7%
8,800	Procter & Gamble Co.	621,896

	DIVERSIFIED FINANCIAL SERVICES – 2.5%
8,000	American Express Co.	613,760
3,900	T Rowe Price Group, Inc.	280,332
		894,092
	ELECTRIC – 5.7%
13,000	American Electric Power Co., Inc.	705,770
8,284	Duke Energy Corp.	587,418
13,000	Exelon Corp.	399,880
8,400	Southern Co.	364,644
		2,057,712
	ELECTRONICS – 1.5%
3,400	Allegion PLC	202,674
20,000	Corning, Inc.	344,200
		546,874

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2015 (Unaudited)

Number of Shares		Value

	FOOD – 3.5%
3,000	Kraft Heinz Co.	$217,980
9,000	Mondelez International, Inc., Class A	381,240
16,400	Unilever PLC ADR	661,084
		1,260,304
	HEALTHCARE-PRODUCTS – 1.2%
2,300	Danaher Corp.	200,146
625	Halyard Health, Inc.*	19,650
3,022	Medtronic PLC	218,460
		438,256
	HEALTHCARE-SERVICES – 1.7%
4,300	Anthem, Inc.	606,515

	HOLDING COMPANIES-DIVERSIFIED – 1.7%
28,800	Leucadia National Corp.	618,048

	HOUSEHOLD PRODUCTS/WARES – 4.1%
8,400	Clorox Co.	933,828
5,000	Kimberly-Clark Corp.	532,650
		1,466,478
	INSURANCE – 1.7%
3	Berkshire Hathaway, Inc., Class A*	607,593

	INTERNET – 1.4%
24,000	Symantec Corp.	491,760
297	Yahoo!, Inc.*	9,575
		501,335
	MEDIA – 4.1%
5,490	CBS Corp., Class B	248,368
5,166	Time Warner, Inc.	367,302
645	Time, Inc.	13,397
30,500	Twenty-First Century Fox, Inc.	835,395
		1,464,462
	MISCELLANEOUS MANUFACTURING – 3.6%
5,100	3M Co.	724,914
10,200	Ingersoll-Rand PLC	563,958
		1,288,872
	OIL & GAS – 1.0%
4,700	Exxon Mobil Corp.	353,628

	PHARMACEUTICALS – 9.4%
5,000	Bristol-Myers Squibb Co.	297,350
9,000	GlaxoSmithKline PLC ADR	368,370
10,050	Johnson & Johnson	944,499
13,820	Merck & Co., Inc.	744,207

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2015 (Unaudited)

Number of Shares		Value

31,000	Pfizer, Inc.	$998,820
		3,353,246
	RETAIL – 2.1%
4,225	McDonald's Corp.	401,460
25,000	Staples, Inc.	355,250
		756,710
	SEMICONDUCTORS – 1.3%
16,000	Intel Corp.	456,640

	SOFTWARE – 4.0%
11,500	Microsoft Corp.	500,480
25,000	Oracle Corp.	927,250
		1,427,730
	TELECOMMUNICATIONS – 9.3%
40,020	AT&T, Inc.	1,328,664
30,000	Cisco Systems, Inc.	776,400
120,000	Nokia OYJ ADR	748,800
10,000	Verizon Communications, Inc.	460,100
		3,313,964
	TOTAL COMMON STOCKS (Cost $18,982,540)	29,794,665

	EXCHANGE-TRADED FUNDS – 0.9%
	COMMODITY FUND – 0.9%
30,000	iShares Gold Trust*	329,400

	TOTAL EXCHANGE-TRADED FUNDS (Cost $295,770)	329,400

	SHORT-TERM INVESTMENTS – 15.7%
5,626,479	Invesco Short Term Investment Prime Portfolio, 0.07%**	5,626,479

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,626,479)	5,626,479

	TOTAL INVESTMENTS – 99.8% (Cost $24,904,789)	35,750,544
	Other Assets in Excess of Liabilities – 0.2%	67,965

	TOTAL NET ASSETS –100.0%	$35,818,509

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income Producing.
**	Variable rate security; the coupon rate shown represents the yield at August 31, 2015.

See accompanying Notes to Schedule of Investments.

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 72.1%
	AEROSPACE/DEFENSE – 5.3%
17,315	Cubic Corp.	$729,308
75,953	Ducommun, Inc.*	1,794,010
20,700	Orbital ATK, Inc.	1,567,197
		4,090,515
	APPAREL – 1.4%
67,026	Delta Apparel, Inc.*	1,091,854

	BANKS – 2.1%
78,687	Hilltop Holdings, Inc.*	1,624,887

	CHEMICALS – 0.5%
31,321	American Vanguard Corp.	418,449

	COMPUTERS – 8.9%
30,420	Digimarc Corp.*	1,159,915
29,000	DST Systems, Inc.	2,970,180
43,814	Radisys Corp.*	120,050
32,000	Synaptics, Inc.*	2,242,880
28,496	Unisys Corp.*	375,292
		6,868,317
	DISTRIBUTION/WHOLESALE – 1.8%
40,555	Essendant, Inc.	1,399,147

	ELECTRIC – 0.9%
18,525	MGE Energy, Inc.	712,471

	ELECTRONICS – 4.7%
11,635	Park Electrochemical Corp.	204,892
17,640	Tech Data Corp.*	1,150,834
107,245	TTM Technologies, Inc.*	731,411
151,408	Vishay Intertechnology, Inc.	1,495,911
		3,583,048
	FOOD – 2.0%
116,900	Darling Ingredients, Inc.*	1,500,996

	GAS – 5.8%
57,040	New Jersey Resources Corp.	1,612,521
33,900	Piedmont Natural Gas Co., Inc.	1,307,862
22,444	South Jersey Industries, Inc.	540,900
30,000	UGI Corp.	1,022,400
		4,483,683
	HEALTHCARE-PRODUCTS – 5.1%
2,703	Atrion Corp.	1,046,061

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2015 (Unaudited)

Number of Shares		Value

45,000	STERIS Corp.	$2,882,250
		3,928,311
	INSURANCE – 8.2%
15,456	Endurance Specialty Holdings Ltd.	985,320
79,895	Horace Mann Educators Corp.	2,654,112
51,800	RLI Corp.	2,699,298
		6,338,730
	MACHINERY-CONSTRUCTION & MINING – 2.3%
42,626	Oshkosh Corp.	1,792,423

	MACHINERY-DIVERSIFIED – 4.0%
25,875	Graco, Inc.	1,785,116
41,852	Hurco Cos., Inc.	1,290,716
		3,075,832
	MEDIA – 2.1%
18,061	Meredith Corp.	852,840
17,780	Scholastic Corp.	768,274
		1,621,114
	MISCELLANEOUS MANUFACTURING – 0.6%
21,751	Fabrinet*	432,410

	PHARMACEUTICALS – 3.3%
51,080	Owens & Minor, Inc.	1,736,209
17,012	Prestige Brands Holdings, Inc.*	791,398
		2,527,607
	RETAIL – 4.7%
48,000	Cato Corp., Class A	1,686,240
41,400	Vista Outdoor, Inc.*	1,935,864
		3,622,104
	SOFTWARE – 2.3%
7,192	CSG Systems International, Inc.	222,305
19,222	SYNNEX Corp.	1,522,190
		1,744,495
	TELECOMMUNICATIONS – 2.7%
38,400	Plantronics, Inc.	2,041,344

	TEXTILES – 3.4%
23,864	UniFirst Corp.	2,587,096

	TOTAL COMMON STOCKS (Cost $31,539,267)	55,484,833

	MUTUAL FUNDS – 0.8%
56,846	Central Fund of Canada Ltd., Class A**	619,053

	TOTAL MUTUAL FUNDS (Cost $811,601)	619,053

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2015 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 27.0%
20,734,124	Invesco Short Term Investment Prime Portfolio, 0.07%***	$20,734,124

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,734,124)	20,734,124

	TOTAL INVESTMENTS – 99.9% (Cost $53,084,992)	76,838,010
	Other Assets in Excess of Liabilities – 0.1%	62,407

	TOTAL NET ASSETS –100.0%	$76,900,417

*	Non-income Producing.
**	Passive foreign investment company.
***	Variable rate security; the coupon rate shown represents the yield at August 31, 2015.

See accompanying Notes to Schedule of Investments.

Notes to Schedules of Investments

Federal Tax Information

At May 31, 2015, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

	Value Fund	Small Cap Value Fund
Cost of Investments	$25,270,990	$52,266,903

Gross unrealized appreciation	$13,955,811	$28,147,772
Gross unrealized depreciation	(128,809)	(379,266)
Net unrealized appreciation on investments	$13,827,002	$27,768,506

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and timing differences in recognizing certain gains and losses in security transactions.

Security Valuation

Securities, including common stocks and exchange traded funds, which are traded on a national securities exchange are valued at the last quoted sales price, and generally classified as a Level 1 investment. Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment. If there are no sales reported, the Funds’ portfolio securities will be valued using the last reported bid price. Short-term obligations are generally classified as a Level 2 investment. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and generally classified as a Level 3 investment.

In accordance with accounting principles accepted in the United States of America (“GAAP”), fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common Stocks, Exchange-Traded Funds, and Mutual Funds are generally categorized as Level 1.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Funds did not hold any Level 2 or Level 3 securities during the period ended August 31, 2015. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of August 31, 2015:

Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$29,794,665	$-	$-	$29,794,665
Exchange-Traded Funds	329,400	-	-	329,400
Short-Term Investments	5,626,479	-	-	5,626,479
Total	$35,750,544	$-	$-	$35,750,544

Small Cap Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$55,484,833	$-	$-	$55,484,833
Mutual Funds	619,053	-	-	619,053
Short-Term Investments	20,734,124	-	-	20,734,124
Total	$76,838,010	$-	$-	$76,838,010

*	All sub-categories within common stocks represent Level 1 evaluation status. See Schedules of Investments for industry categories.

Item 2.  Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bragg Capital Trust

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
October 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
October 20, 2015

/s/ Benton S. Bragg
By: Benton S. Bragg
Treasurer
October 20, 2015